Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss for the year	$ (24,532)	$ (15,018)	$ (11,195)
Adjustments for non-cash items	541	1,583	2,945
Interest received			9
Interest paid	(25)	(30)	(39)
Income taxes received	846	812	688
Cash flow from operating activities before changes in working capital	(23,170)	(12,653)	(7,592)
Cash flow from changes in working capital:
Changes in net working capital	1,237	215	573
Net cash used in operating activities	(21,933)	(12,438)	(7,019)
Investing activities:
Investment in intangible assets	(60)	(35)
Purchase of property and equipment	(1,300)	(149)	(61)
Payment of non-current financial assets - leasehold deposits	30	(209)	(7)
Net (cash used in)/ provided by investing activities	(1,330)	(393)	(68)
Financing activities:
Proceeds from issuance of shares and exercise of warrants, less underwriter discounts	53,854	9,019	9,442
Transaction costs related to issuance of shares	(3,760)	(128)	(13)
Proceeds from issuance of convertible debt instruments			152
Repayment of loan from lessor	(63)
Leasing installments	(226)	(74)	(73)
Net cash provided by financing activities	49,805	8,817	9,508
Net (decrease)/increase in cash and cash equivalents	26,542	(4,014)	2,421
Cash and cash equivalents at January 1	5,834	9,559	7,433
Exchange rate adjustments on cash and cash equivalents	(210)	288	(295)
Cash and cash equivalents at December 31	32,166	5,834	$ 9,559
Non-cash investing and financing activities
Capitalized intangible assets included in trade payables		$ 60
Acquisition of property and equipment included in trade payables	$ 90